Document and Entity Information	Nov. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2025
Entity Registrant Name	FULGENT GENETICS, INC.
Entity Central Index Key	0001674930
Entity File Number	001-37894
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2621304
Entity Address, Address Line One	4399 Santa Anita Avenue
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	626
Local Phone Number	350-0537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FLGT
Security Exchange Name	NASDAQ